LOANS (covered) - Covered Commercial and Consumer Credit Exposure by Risk Attribute (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Covered loans	$ 457,873	$ 748,116
Commercial
Financing Receivable, Recorded Investment [Line Items]
Covered loans	42,316	102,126
Real estate-commercial
Financing Receivable, Recorded Investment [Line Items]
Covered loans	268,633	465,555
Real estate - residential
Financing Receivable, Recorded Investment [Line Items]
Covered loans	80,733	100,694
Installment
Financing Receivable, Recorded Investment [Line Items]
Covered loans	5,641	8,674
Home equity
Financing Receivable, Recorded Investment [Line Items]
Covered loans	49,624	57,458
Other
Financing Receivable, Recorded Investment [Line Items]
Covered loans	2,370	2,978
Commercial total
Financing Receivable, Recorded Investment [Line Items]
Covered loans	319,505	578,312
Commercial total | Commercial
Financing Receivable, Recorded Investment [Line Items]
Covered loans	42,316	102,126
Commercial total | Real estate-construction
Financing Receivable, Recorded Investment [Line Items]
Covered loans	8,556	10,631
Commercial total | Real estate-commercial
Financing Receivable, Recorded Investment [Line Items]
Covered loans	268,633	465,555
Commercial total | Pass
Financing Receivable, Recorded Investment [Line Items]
Covered loans	209,531	263,660
Commercial total | Pass | Commercial
Financing Receivable, Recorded Investment [Line Items]
Covered loans	25,196	48,213
Commercial total | Pass | Real estate-construction
Financing Receivable, Recorded Investment [Line Items]
Covered loans	1,714	2,304
Commercial total | Pass | Real estate-commercial
Financing Receivable, Recorded Investment [Line Items]
Covered loans	182,621	213,143
Commercial total | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Covered loans	14,915	87,194
Commercial total | Special Mention | Commercial
Financing Receivable, Recorded Investment [Line Items]
Covered loans	2,011	16,293
Commercial total | Special Mention | Real estate-construction
Financing Receivable, Recorded Investment [Line Items]
Covered loans	0	7
Commercial total | Special Mention | Real estate-commercial
Financing Receivable, Recorded Investment [Line Items]
Covered loans	12,904	70,894
Commercial total | Substandard
Financing Receivable, Recorded Investment [Line Items]
Covered loans	94,643	225,261
Commercial total | Substandard | Commercial
Financing Receivable, Recorded Investment [Line Items]
Covered loans	14,693	35,596
Commercial total | Substandard | Real estate-construction
Financing Receivable, Recorded Investment [Line Items]
Covered loans	6,842	8,320
Commercial total | Substandard | Real estate-commercial
Financing Receivable, Recorded Investment [Line Items]
Covered loans	73,108	181,345
Commercial total | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Covered loans	416	2,197
Commercial total | Doubtful | Commercial
Financing Receivable, Recorded Investment [Line Items]
Covered loans	416	2,024
Commercial total | Doubtful | Real estate-construction
Financing Receivable, Recorded Investment [Line Items]
Covered loans	0	0
Commercial total | Doubtful | Real estate-commercial
Financing Receivable, Recorded Investment [Line Items]
Covered loans	0	173
Total
Financing Receivable, Recorded Investment [Line Items]
Covered loans	138,368	169,804
Total | Real estate - residential
Financing Receivable, Recorded Investment [Line Items]
Covered loans	80,733	100,694
Total | Installment
Financing Receivable, Recorded Investment [Line Items]
Covered loans	5,641	8,674
Total | Home equity
Financing Receivable, Recorded Investment [Line Items]
Covered loans	49,624	57,458
Total | Other
Financing Receivable, Recorded Investment [Line Items]
Covered loans	2,370	2,978
Total | Performing
Financing Receivable, Recorded Investment [Line Items]
Covered loans	136,470	165,566
Total | Performing | Real estate - residential
Financing Receivable, Recorded Investment [Line Items]
Covered loans	80,733	100,694
Total | Performing | Installment
Financing Receivable, Recorded Investment [Line Items]
Covered loans	5,636	8,674
Total | Performing | Home equity
Financing Receivable, Recorded Investment [Line Items]
Covered loans	47,731	53,231
Total | Performing | Other
Financing Receivable, Recorded Investment [Line Items]
Covered loans	2,370	2,967
Total | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Covered loans	1,898	4,238
Total | Nonperforming | Real estate - residential
Financing Receivable, Recorded Investment [Line Items]
Covered loans	0	0
Total | Nonperforming | Installment
Financing Receivable, Recorded Investment [Line Items]
Covered loans	5	0
Total | Nonperforming | Home equity
Financing Receivable, Recorded Investment [Line Items]
Covered loans	1,893	4,227
Total | Nonperforming | Other
Financing Receivable, Recorded Investment [Line Items]
Covered loans	$ 0	$ 11